UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03-31-02

Check here if Amendment [  ]; Amendment number:
This Amendment (Check only one):[  ] is a restatement
						  [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:	Sheets, Smith and Associates, Inc.
Address:	120 Club Oaks Court
	Suite 200
	Winston-Salem, NC  27104

Form 13F File Number: 28-06709

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained here is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Report Manager:

Name:	Patricia A. Thompson
Title:	Assistant Vice President
Phone:	336-765-2020

Signature, place and Date of Signing:

 David B. Gilbert	Winston-Salem, NC	June 13, 2002
	[Signature]	[City, State]	[Date]

Report Type (Check only one):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[ ]	13F NOTICE. (Check here if no holdings reported are in this
report, and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT. (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	None
Form 13F Information Table Entry Total:	96
Form 13F Information Table Value Total:	175,088


                              TITLE OF                    VALUE               INVSTMT   OTHER VOTING AUTH.
NAME OF ISSUER                  CLASS     CUSIP       (X$1000)      SHARES   DSCRETN   MNGRS     SOLE SH'DNONE
Alcoa Inc.	Common	13817101	566	15,000	SOLE	 n/a 	15,000	0	0
AMGEN INC COM	Common	31162100	4,933	82,656	SOLE	 n/a 	82,656	0	0
Amphenol Corp Cl A 	Common	32095101	122	2,600	SOLE	 n/a 	2,600	0	0
AOL TIME WARNER INC COM	Common	00184A105	32,854	1,389,187	SOLE	 n/a 	1,389,187	0	0
BANCORPSOUTH INC COM	Common	059692103	163	9,575	SOLE	 n/a 	9,575	0	0
BANK OF AMERICA CORP COM	Common	60505104	742	10,904	SOLE	 n/a 	10,904	0	0
BANK OF GRANITE CORP COM	Common	62401104	352	16,477	SOLE	 n/a 	16,477	0	0
BANK ONE CORP COM	Common	06423A103	341	8,168	SOLE	 n/a 	8,168	0	0
BB&T	Common	54937107	198	5,200	SOLE	 n/a 	5,200	0	0
Berkshire Hthwy CLA 	Common	84670991	142	20	SOLE	 n/a 	20	0	0
BOB EVANS FARMS INC COM	Common	096761101	109	3,853	SOLE	 n/a 	3,853	0	0
BP PLC SPONSORED ADR	Common	055622104	105	1,978	SOLE	 n/a 	1,978	0	0
BROADWING INC-COM	Common	111620100	617	88,200	SOLE	 n/a 	88,200	0	0
BROWN & BROWN INC COM	Common	115236101	799	15,334	SOLE	 n/a 	15,334	0	0
CARNIVAL CORP-COM	Common	143658102	1,985	60,793	SOLE	 n/a 	60,793	0	0
CARRAMERICA REALTY CORP-REIT	Common	144418100	346	11,000	SOLE	 n/a 	11,000	0	0
Cisco Systems Inc.	Common	17275R102	248	14,676	SOLE	 n/a 	14,676	0	0
Citigroup Inc.	Common	172967101	242	4,888	SOLE	 n/a 	4,888	0	0
COACH INC COM	Common	189754104	107	2,117	SOLE	 n/a 	2,117	0	0
COLGATE PALMOLIVE CO COM	Common	194162103	1,551	27,134	SOLE	 n/a 	27,134	0	0
CONCORD EFS INC COM	Common	206197105	2,394	72,000	SOLE	 n/a 	72,000	0	0
COOPER INDS INC COM	Common	216669101	159	3,800	SOLE	 n/a 	3,800	0	0
Costco WHSL Corp New	Common	22160K105	123	3,100	SOLE	 n/a 	3,100	0	0
DELL COMPUTER CORPORATION COM	Common	247025109	2,782	106,553	SOLE	 n/a 	106,553	0	0
DENBURY RESOURCES INC COM	Common	247916208	365	43,000	SOLE	 n/a 	43,000	0	0
DISNEY (WALT) HOLDING CO COM	Common	254687106	5,144	222,876	SOLE	 n/a 	222,876	0	0
DOLLAR TREE STORES INC COM	Common	256747106	1,609	49,046	SOLE	 n/a 	49,046	0	0
DONALDSON INC COM	Common	257651109	122	3,039	SOLE	 n/a 	3,039	0	0
Dow Chemical Company 	Common	260543103	198	6,050	SOLE	 n/a 	6,050	0	0
Duke Energy 	Common	264399106	1,870	49,472	SOLE	 n/a 	49,472	0	0
EL PASO CORP COM	Common	28336L109	3,840	87,221	SOLE	 n/a 	87,221	0	0
ENERGY SELECT SPDR	Common	81369Y506	3,048	105,500	SOLE	 n/a 	105,500	0	0
EXXON MOBIL CORP-COM	Common	30231G102	3,789	86,446	SOLE	 n/a 	86,446	0	0
FIFTH THIRD BANCORP COM	Common	316773100	127	1,881	SOLE	 n/a 	1,881	0	0
General Electric Co.	Common	369604103	989	26,406	SOLE	 n/a 	26,406	0	0
GENUINE PARTS CO COM	Common	372460105	246	6,700	SOLE	 n/a 	6,700	0	0
Grainger WW Inc	Common	384802104	1,558	27,710	SOLE	 n/a 	27,710	0	0
GUARANTY FIN. CORP VA COM	Common	401086103	90	10,000	SOLE	 n/a 	10,000	0	0
HARTFORD FINL SVCS GROUP INC	Common	416515104	184	2,702	SOLE	 n/a 	2,702	0	0
HEALTH MGMT ASSOC INC CL A	Common	421933102	591	28,497	SOLE	 n/a 	28,497	0	0
HIGH STR BKG CO N C COM	Common	429912108	481	53,450	SOLE	 n/a 	53,450	0	0
HOLLY CORP COM PAR $0.01	Common	435758305	113	6,078	SOLE	 n/a 	6,078	0	0
HOUSTON EXPLORATION CO.	Common	442120101	459	14,800	SOLE	 n/a 	14,800	0	0
I Shares DJones US RE Idx Fd	Common	464287739	1,534	18,000	SOLE	 n/a 	18,000	0	0
I Shares MSCIEAFE Idx Fd 	Common	464287465	2,402	20,000	SOLE	 n/a 	20,000	0	0
I Shares Russ 2000 Indx Fund	Common	464287655	2,503	25,000	SOLE	 n/a 	25,000	0	0
I Shares S&P 500 Index	Common	464287200	9,388	82,000	SOLE	 n/a 	82,000	0	0
I Shares S&P Eur.350 Idx Fd	Common	464287861	1,180	20,000	SOLE	 n/a 	20,000	0	0
I Shares S&P Mid Cap 400 Idx	Common	464287507	4,318	40,000	SOLE	 n/a 	40,000	0	0
I Shares S&P Smallcap 600 Idx	Common	464287804	3,883	31,700	SOLE	 n/a 	31,700	0	0
INTEL CORP COM	Common	458140100	2,822	92,807	SOLE	 n/a 	92,807	0	0
JOHNSON & JOHNSON COM	Common	478160104	2,552	39,299	SOLE	 n/a 	39,299	0	0
JP Morgan Chase & Co (JPM)	Common	46625H100	117	3,289	SOLE	 n/a 	3,289	0	0
Lilly Eli	Common	532457108	190	2,490	SOLE	 n/a 	2,490	0	0
Lowes Companies Inc.	Common	548661107	4,463	102,612	SOLE	 n/a 	102,612	0	0
Max Re Capital Ltd   (MXRE)	Common	G6052F103	648	40,000	SOLE	 n/a 	40,000	0	0
MCCORMICK & CO INC COM 	Common	579780206	1,452	28,400	SOLE	 n/a 	28,400	0	0
Medtronic Inc. (MDT)	Common	585055106	131	2,905	SOLE	 n/a 	2,905	0	0
MERCK & CO INC COM	Common	589331107	3,164	54,941	SOLE	 n/a 	54,941	0	0
METROMEDIA FIBER NETWORK-A	Common	591689104	1	10,000	SOLE	 n/a 	10,000	0	0
MICROSOFT CORP COM	Common	594918104	5,055	83,824	SOLE	 n/a 	83,824	0	0
Midcap Spdr Tr Unit Inv.Trust	Common	595635103	4,545	46,000	SOLE	 n/a 	46,000	0	0
MRV COMMUNICATIONS INC COM	Common	553477100	71	25,330	SOLE	 n/a 	25,330	0	0
Northern Trust	Common	665859104	523	8,700	SOLE	 n/a 	8,700	0	0
Openwave Systems Inc.	Common	683718100	261	41,100	SOLE	 n/a 	41,100	0	0
PALM INC-COM	Common	696642107	50	12,447	SOLE	 n/a 	12,447	0	0
PEPSICO INC COM	Common	713448108	2,360	45,817	SOLE	 n/a 	45,817	0	0
PFIZER INC COM	Common	717081103	1,950	49,078	SOLE	 n/a 	49,078	0	0
Pharmaceutical Holders Trust	Common	71712A206	1,906	20,000	SOLE	 n/a 	20,000	0	0
PREMIER CMNTY BANKSHARES COM	Common	740473103	117	13,935	SOLE	 n/a 	13,935	0	0
Regional Bank HOLD Rs Trust	Common	7.59E+104	485	4,000	SOLE	 n/a 	4,000	0	0
REGIONS FINL CORP COM	Common	758940100	203	5,907	SOLE	 n/a 	5,907	0	0
SARA LEE CORP COM	Common	803111103	2,150	103,541	SOLE	 n/a 	103,541	0	0
SBC Communications Inc.	Common	78387G103	147	3,916	SOLE	 n/a 	3,916	0	0
SCHWAB CHARLES CORP NEW COM	Common	808513105	620	47,375	SOLE	 n/a 	47,375	0	0
SCIOS, INC COM	Common	808905103	3,509	121,300	SOLE	 n/a 	121,300	0	0
SERVICEMASTER CO COM	Common	81760N109	1,218	88,568	SOLE	 n/a 	88,568	0	0
Siga Technologies	Common	826917106	44	16,667	SOLE	 n/a 	16,667	0	0
SIGMA ALDRICH CORP COM	Common	826552101	357	7,600	SOLE	 n/a 	7,600	0	0
Sonoco Products Co	Common	835495102	764	26,720	SOLE	 n/a 	26,720	0	0
SOUTHWEST AIRLS CO COM	Common	844741108	405	20,936	SOLE	 n/a 	20,936	0	0
S&Poors Depositary Receipts	Common	78462F103	17,063	149,000	SOLE	 n/a 	149,000	0	0
SunMicrosystems	Common	866810104	102	11,532	SOLE	 n/a 	11,532	0	0
Syncor Intl	Common	87157J106	646	23,700	SOLE	 n/a 	23,700	0	0
Teco Energy	Common	872375100	2,476	86,500	SOLE	 n/a 	86,500	0	0
Telefonica	Common	879382208	881	26,601	SOLE	 n/a 	26,601	0	0
TRIBUNE CO COM	Common	896047107	104	2,296	SOLE	 n/a 	2,296	0	0
TRIGON HEALTHCARE INC COM	Common	89618L100	2,347	31,800	SOLE	 n/a 	31,800	0	0
U S TECHNOLOGIES INC COM	Common	91272D309	118	589,014	SOLE	 n/a 	589,014	0	0
US 1 Industries Inc.	Common	903369106	7	15,000	SOLE	 n/a 	15,000	0	0
US Bancorp Del New	Common	902973304	1,465	64,908	SOLE	 n/a 	64,908	0	0
WACHOVIA CORP COM	Common	929771103	1,433	38,659	SOLE	 n/a 	38,659	0	0
WAL MART STORES,INC COM	Common	931142103	2,724	44,450	SOLE	 n/a 	44,450	0	0
WASHINGTON MUTUAL INC COM	Common	939322103	141	4,255	SOLE	 n/a 	4,255	0	0
WELLS FARGO & CO NEW-COM	Common	949746101	523	10,595	SOLE	 n/a 	10,595	0	0
WORLDCOM INC/WORLDCOM GROUP	Common	98157D106	767	113,802	SOLE	 n/a 	113,802	0	0